ORGANIZATION (Tables)	9 Months Ended
Dec. 31, 2021
ORGANIZATION
Summary of obligations that are subject to compromise

Amounts in 000's

Trade and other payables	$585,674
Current portion of long-term debt	464,023
Total liabilities subject to compromise	$1,049,697